Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - Non-consolidated VIEs [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Variable Interest Entity [Line Items]
Total assets	¥ 163,046,939	¥ 148,098,664
Maximum exposure	18,001,431	16,662,262
On-balance sheet assets, Total assets	14,308,274	13,192,843
On-balance sheet assets, Trading account assets	1,161,395	1,085,485
On-balance sheet assets, Investment securities	3,500,088	3,175,746
On-balance sheet assets, Loans	9,467,903	8,850,990
On-balance sheet assets, All other assets	178,888	80,622
On-balance sheet liabilities, Total liabilities	23,295	2,476
On-balance sheet liabilities, All other liabilities	23,295	2,476
Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	29,604,929	24,365,580
Maximum exposure	5,608,909	5,084,901
On-balance sheet assets, Total assets	4,383,707	3,911,356
On-balance sheet assets, Trading account assets	1,072	3,339
On-balance sheet assets, Investment securities	1,236,094	986,655
On-balance sheet assets, Loans	3,146,541	2,921,362
On-balance sheet liabilities, Total liabilities	1	300
On-balance sheet liabilities, All other liabilities	1	300
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	30,591,880	24,677,641
Maximum exposure	1,674,567	1,303,413
On-balance sheet assets, Total assets	1,396,830	1,164,069
On-balance sheet assets, Trading account assets	200,651	194,167
On-balance sheet assets, Investment securities	829,641	613,109
On-balance sheet assets, Loans	356,828	346,883
On-balance sheet assets, All other assets	9,710	9,910
On-balance sheet liabilities, Total liabilities	98
On-balance sheet liabilities, All other liabilities	98
Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	40,710,546	38,385,274
Maximum exposure	4,717,235	4,396,638
On-balance sheet assets, Total assets	3,699,415	3,189,575
On-balance sheet assets, Trading account assets	279,471	333,681
On-balance sheet assets, Investment securities	147,543	93,104
On-balance sheet assets, Loans	3,207,369	2,746,549
On-balance sheet assets, All other assets	65,032	16,241
On-balance sheet liabilities, Total liabilities	4,657	1,403
On-balance sheet liabilities, All other liabilities	4,657	1,403
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	10,127,497	9,276,260
Maximum exposure	2,269,149	2,425,336
On-balance sheet assets, Total assets	2,104,697	2,240,054
On-balance sheet assets, Trading account assets	581,912	430,688
On-balance sheet assets, Investment securities	1,203,181	1,415,883
On-balance sheet assets, Loans	294,703	393,483
On-balance sheet assets, All other assets	24,901
Others [Member]
Variable Interest Entity [Line Items]
Total assets	52,012,087	51,393,909
Maximum exposure	3,731,571	3,451,974
On-balance sheet assets, Total assets	2,723,625	2,687,789
On-balance sheet assets, Trading account assets	98,289	123,610
On-balance sheet assets, Investment securities	83,629	66,995
On-balance sheet assets, Loans	2,462,462	2,442,713
On-balance sheet assets, All other assets	79,245	54,471
On-balance sheet liabilities, Total liabilities	18,539	773
On-balance sheet liabilities, All other liabilities	¥ 18,539	¥ 773